REVENUES	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
REVENUES	REVENUES
(a)Revenues by type
The tables below summarize the partnership’s segment revenues by type of revenue for the three and six months ended June 30, 2024:

	Three Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$7,141	$592	$3,416	$11,149
Other revenues	444	350	3	797
Total revenues	$7,585	$942	$3,419	$11,946

	Six Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$14,164	$1,138	$7,079	$22,381
Other revenues	883	690	7	1,580
Total revenues	$15,047	$1,828	$7,086	$23,961
The tables below summarize the partnership’s segment revenues by type of revenue for the three and six months ended June 30, 2023:

	Three Months Ended June 30, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$7,514	$1,640	$3,620	$12,774
Other revenues	360	366	6	732
Total revenues	$7,874	$2,006	$3,626	$13,506

	Six Months Ended June 30, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$15,116	$3,302	$7,423	$25,841
Other revenues	696	715	12	1,423
Total revenues	$15,812	$4,017	$7,435	$27,264
(b)Timing of recognition of revenues from contracts with customers
The tables below summarize the partnership’s segment revenues by timing of revenue recognition for the total revenues from contracts with customers for the three and six months ended June 30, 2024:

	Three Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$5,713	$221	$3,361	$9,295
Services transferred over a period of time	1,428	371	55	1,854
Total revenues from contracts with customers	$7,141	$592	$3,416	$11,149

	Six Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$11,390	$377	$6,968	$18,735
Services transferred over a period of time	2,774	761	111	3,646
Total revenues from contracts with customers	$14,164	$1,138	$7,079	$22,381
The tables below summarize the partnership’s segment revenues by timing of revenue recognition for the total revenues from contracts with customers for the three and six months ended June 30, 2023:

	Three Months Ended June 30, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$6,116	$476	$3,517	$10,109
Services transferred over a period of time	1,398	1,164	103	2,665
Total revenues from contracts with customers	$7,514	$1,640	$3,620	$12,774

	Six Months Ended June 30, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$12,351	$1,050	$7,228	$20,629
Services transferred over a period of time	2,765	2,252	195	5,212
Total revenues from contracts with customers	$15,116	$3,302	$7,423	$25,841
(c)Revenues by geography
The tables below summarize the partnership’s segment revenues by geography for the three and six months ended June 30, 2024:

	Three Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$4,403	$72	$70	$4,545
United States of America	300	233	1,367	1,900
Europe	452	181	827	1,460
Australia	1,182	40	35	1,257
Canada	309	18	128	455
Brazil	247	22	327	596
Mexico	—	—	322	322
Other	248	26	340	614
Total revenues from contracts with customers	$7,141	$592	$3,416	$11,149
Other revenues	444	350	3	797
Total revenues	$7,585	$942	$3,419	$11,946

	Six Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$8,729	$145	$154	$9,028
United States of America	753	423	2,835	4,011
Europe	938	362	1,756	3,056
Australia	2,164	80	66	2,310
Canada	582	43	244	869
Brazil	483	40	675	1,198
Mexico	—	—	641	641
Other	515	45	708	1,268
Total revenues from contracts with customers	$14,164	$1,138	$7,079	$22,381
Other revenues	883	690	7	1,580
Total revenues	$15,047	$1,828	$7,086	$23,961
The tables below summarize the partnership’s segment revenues by geography for the three and six months ended June 30, 2023:

	Three Months Ended June 30, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$4,453	$162	$81	$4,696
United States of America	515	850	1,526	2,891
Europe	477	438	824	1,739
Australia	993	48	34	1,075
Canada	643	43	146	832
Brazil	201	23	384	608
Mexico	—	—	287	287
Other	232	76	338	646
Total revenues from contracts with customers	$7,514	$1,640	$3,620	$12,774
Other revenues	360	366	6	732
Total revenues	$7,874	$2,006	$3,626	$13,506

	Six Months Ended June 30, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$8,828	$299	$170	$9,297
United States of America	1,076	1,731	3,121	5,928
Europe	1,098	857	1,715	3,670
Australia	1,996	100	66	2,162
Canada	1,254	78	304	1,636
Brazil	376	52	796	1,224
Mexico	—	—	544	544
Other	488	185	707	1,380
Total revenues from contracts with customers	$15,116	$3,302	$7,423	$25,841
Other revenues	696	715	12	1,423
Total revenues	$15,812	$4,017	$7,435	$27,264